Financial instruments (Details 22) - Series P bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,960	$ 1,085	$ 0
CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,995	$ 1,421	$ 0